K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 11, 2018

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Apollo Total Return Fund File No. 811-23351 Initial Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the American Beacon Apollo Total Return Fund (the “Trust”) is an initial registration statement on Form N-2 (the “Registration Statement”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The Trust filed with the Securities and Exchange Commission (the “SEC”) the Trust’s Notification of Registration on Form N-8A under the 1940 Act on May 23, 2018.

The sections in the Trust’s prospectus and statement of additional information (the “SAI”) that do not deal with the Trust’s investment strategy or sub-advisor are substantially similar to those sections in the prospectus and SAI contained in Pre-Effective Amendment No. 2 to the registration statement on Form N-2 of American Beacon Sound Point Enhanced Income Fund (the “Sound Point Fund”) filed on May 4, 2018 (File Nos. 333-222968 and 811-23326) (Accession No. 0001133228-18-002837), which reflected responses to the SEC staff comments on the Sound Point Fund’s initial registration statement on Form N-2 filed February 9, 2018.

Accordingly, the Trust respectfully requests that the Staff use the limited review procedure of Securities Act Release No. 6510 (February 15, 1984) and furnish the Trust with any comments it may have as soon as reasonably practicable.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015 or Jennifer R. Gonzalez at (202) 778-9286.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.